Share Capital and Treasury Shares - Schedule of Issued and Fully Paid (Details) - Share Capital [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Schedule of Issued and Fully Paid [Line Items]
Number of shares in issue, Ordinary shares of US$0.0001 each	373,321,692	373,321,692	315,224,993	315,224,993	290,196,560	290,196,560
Share capital, Ordinary shares of US$0.0001 each	¥ 256	$ 37	¥ 214	$ 29	¥ 197	$ 27